Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 354,439	$ 182,426	$ 81,489
Interest on recovered taxes	8,791	16,199	3,465
Gain on derivative financial investments	34,361	68,261
Other	23,144	12,684	5,935
Total interest income	420,735	279,570	90,889
Interest cost from bank loans	(124,438)	(107,680)	(71,881)
Loss on financial investments held for trading purposes		(2)	(242)
Commissions for bank loans	(32)		(1,901)
Other financing costs	(18,362)	(24,620)	(8,594)
Interest cost for debt securities	(476,375)	(249,406)	(126,686)
Total interest expense	(619,207)	(381,708)	(209,304)
Foreign exchange gains	1,025,183	759,965	222,292
Foreign exchange loss	(926,100)	(1,260,859)	(560,687)
Foreign exchange gains (loss) - Net	99,083	(500,894)	(338,395)
Finance cost - Net	$ (99,389)	$ (603,032)	$ (456,810)